Loans To Customers - Summary of Loans To Customers (Parenthetical) (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Loans to customers	¥ 119,825,814	¥ 47,498,512
Credit insurance
Disclosure of financial assets [line items]
Loans to customers	¥ 105,325,000	¥ 42,704,000